NON-CONSOLIDATED FINANCIAL STATEMENTS OF THE CORPORATION - Non-consolidated condensed statements of income and comprehensive income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Revenues	$ 4,122.4	$ 4,016.6	$ 3,890.8
Depreciation and amortization	709.8	650.4	691.0
Financial expenses	283.4	302.9	309.2
(Gain) loss on valuation and translation of financial instruments	2.4	2.1	3.8
Loss on debt refinancing	15.6	7.3	12.1
Income before income taxes	854.1	465.7	311.2
Income taxes	133.3	126.3	104.1
Net income	735.4	339.4	187.4
Other comprehensive gain (loss)	69.4	9.2	(52.4)
Comprehensive income	804.8	348.6	135.0
Quebecor Media
Revenues:
Dividends	295.0	282.0	744.1
Management fees	58.8	59.9	55.9
Other	49.5	52.4	52.6
Revenues	403.3	394.3	852.6
General and administrative expenses	123.6	121.7	111.4
Depreciation and amortization	4.3	3.3	2.4
Financial expenses	130.3	138.9	131.8
(Gain) loss on valuation and translation of financial instruments	(0.7)		3.2
Loss on debt refinancing	10.4
Impairment and disposal of investments in subsidiaries		73.3	102.8
Loss on notes receivable from subsidiaries		14.8
Other	(10.9)	2.0	8.1
Income before income taxes	146.3	40.3	492.9
Income taxes	0.6	1.7	7.1
Net income	145.7	38.6	485.8
Other comprehensive gain (loss)	22.8	(3.3)	(8.5)
Comprehensive income	$ 168.5	$ 35.3	$ 477.3